Borrowings - Loan from Lessor (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) m²	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of financial liabilities [line items]
Borrowings.		$ 8,000	$ 1,170
Interest rate		6.00%
Interest expense related to loan		$ 588	31
Hrsholm, Denmark
Disclosure of financial liabilities [line items]
Lease space | m²	1,356
DTU Financing
Disclosure of financial liabilities [line items]
Borrowings.	$ 1,300
Payment period	8 years
Interest expense related to loan		200	$ 0
Borrowing addition		$ 100
DTU Financing | Fixed interest rate
Disclosure of financial liabilities [line items]
Interest rate	6.00%
Office space | Hrsholm, Denmark
Disclosure of financial liabilities [line items]
Lease space | m²	839
Laboratory space | Hrsholm, Denmark
Disclosure of financial liabilities [line items]
Lease space | m²	518